Significant Accounting Policies (Policies)	6 Months Ended
Jun. 30, 2026
Accounting Policies [Abstract]
Investment, Policy [Policy Text Block]

Investments in Debt Securities

The Company classifies investments in debt securities as trading, available-for-sale, or held-to-maturity in accordance with ASC 320, Investments—Debt Securities. Debt securities are classified as held-to-maturity only when the Company has the positive intent and ability to hold them to maturity. Debt securities that are not classified as trading or held-to-maturity are classified as available-for-sale.

The Company’s investments in structured notes are classified as available-for-sale as they are not acquired principally for the purpose of selling them in the near term and the Company does not have the positive intent and ability to hold them to maturity. The investments are carried at fair value, with unrealized gains and losses recognized in other comprehensive income until realized, except for amounts recognized in earnings in accordance with U.S. GAAP.

Available-for-sale debt securities are classified as current assets when they are expected to be available to fund current operating and working capital requirements.

Investments in Equity Securities

The Company’s investments in mutual funds are accounted for as equity securities in accordance with ASC 321, Investments—Equity Securities. Investments in mutual funds are measured at fair value at each reporting date, as the fair value per share is readily determinable and is the basis for current transactions. Unrealized gains and losses arising from changes in fair value are recognized in earnings.

New Accounting Pronouncements, Policy [Policy Text Block]

New accounting pronouncements

In May 2026, the FASB issued Accounting Standards Update No. 2026-02, Environmental Credits and Environmental Credit Obligations (Topic 818), which establishes guidance for the recognition, measurement, presentation and disclosure of environmental credits and related environmental credit obligations. The amendments are effective for annual reporting periods beginning after December 15, 2027, including interim periods within those annual reporting periods, with early adoption permitted, and are required to be applied retrospectively. The Company is currently evaluating the impact of adopting this guidance on its unaudited interim condensed consolidated financial statements and related disclosures.